Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstract]
Share Based Compensation

Note 13 — Share-Based Compensation

On July 25, 2023, the Board of Directors of the Company approved the PSQ Holdings, Inc. 2023 Stock Incentive Plan as well as the 2023 Employee Stock Purchase Plan, whereby it may grant to certain employees, consultants and advisors an award, such as (a) incentive stock options, (b) non-qualified stock options, (c) restricted stock and (d) RSUs, of the Company.

2023 Stock incentive plan

Awards may be made under the Plan for up to such number of shares of Class A common stock, $0.0001 par value per share, of the Company (the “Class A Common Stock”) as is equal to the sum of:

(A) a number of shares of Class A Common Stock equal to fifteen percent (15%) of the outstanding shares of all classes of Company common stock, $0.0001 par value per share (“Company Common Stock”), determined immediately following the closing of the Merger Agreement.

(B) an annual increase to be added on the first day of each fiscal year, commencing on January 1, 2024 and continuing for each fiscal year until, and including, January 1, 2033, equal to the lesser of (i) 5% of the outstanding shares of all classes of Company Common Stock on such date and (ii) the number of shares of Class A Common Stock determined by the Board.

2023 Employee Stock Purchase plan

The purpose of this plan is to provide eligible employees opportunities to purchase shares of the Company’s Class A common stock. For this purpose, the Board approved 600,000 shares of Class A Common stock, plus an annual increase to be added on the first day of each fiscal year, commencing on January 1, 2024 and continuing for each fiscal year until, and including, January 1, 2033, equal to the least of (i) 425,000 shares of Class A Common Stock, (ii) 1% of the outstanding shares of all classes of Company common stock, $0.0001 par value per share, on such date and (iii) a number of shares of Class A Common Stock determined by the Board.

Restricted Stock Units

During the year ended December 31, 2023, the Company issued RSU’s under the 2023 Stock Incentive Plan to employees, advisors, and board of directors. Each RSU entitles the recipient to one share of our common stock upon vesting. The Company measures the fair value of RSUs using the stock price on the date of grant.

Share-based compensation expense for RSUs is recorded ratably over their vesting period.

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2023 is presented below:

	Number of RSUs	Weighted Average Grant Date Value
Unvested as of January 1, 2023	—
Granted	2,462,989	$8.88
Forfeited	(108,000)	$10.12
Vested	(699,447)	$6.98
Unvested as of December 31, 2023	1,655,542	$9.61

During the year ended December 31, 2023, the Company recorded $5,030,638 of share-based compensation expense, related to RSUs. As of December 31, 2023, unrecognized compensation cost related to the grant of RSUs was approximately $21,406,000. Unvested outstanding RSUs as of December 31, 2023 had a weighted average remaining vesting period of 2.32 years.

Share based compensation relating to earnout

As mentioned in Note 1, certain executive officers, employees and service providers of PSQ will be entitled to receive up to 3,000,000 shares of Class A Common Stock (the “Earnout Shares”) in the event certain trading price-based metrics are satisfied during the five (5)-year period commencing on the date of the Closing and ending on the fifth anniversary thereof (the “Earnout Period”), or, if earlier, upon the occurrence of a change of control transaction (as defined in the Merger Agreement) during the Earnout Period with an implied per share price that exceeds the relevant trading price-based metrics. Specifically, Earnout Shares will be earned if one or more of the three (3) triggering events described below occurs:

•        in the event that, and upon the date during the Earnout Period on which, the volume-weighted average trading price of Class A Common Stock quoted on the New York Stock Exchange (“NYSE”) (or such other exchange on which the shares of Class A Common Stock are then listed) for any twenty (20) trading days within any thirty (30) consecutive trading day period (the “Earnout Trading Price”) is greater than or equal to $12.50, the Participating Equity Holders will be entitled to receive an aggregate of 1,000,000 Earnout Shares;

•        in the event that, and upon the date during the Earnout Period on which, the Earnout Trading Price is greater than or equal to $15.00, the Participating Equity Holders will be entitled to receive an aggregate of 1,000,000 additional Earnout Shares; and

•        in the event that, and upon the date during the Earnout Period on which, the Earnout Trading Price is greater than or equal to $17.50, the Participating Equity Holders will be entitled to receive an aggregate of 1,000,000 additional Earnout Shares.

In accordance with ASC 718, these are awards granted with a market condition. The effect of this market condition was reflected in the grant-date fair value of an award. The fair value of the earnout shares was estimated using a Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates. Below are the key assumptions used in valuing the earnout shares:

As of 7/19/2023
PSQH Stock Price	$9.08
Volatility	40.0%
Risk free rate of return	4.6%
Expected term (in years)	4.8 years

During the year ended December 31, 2023, the Company recorded $1,675,781 of share-based compensation expense, related to the earnout shares. As of December 31, 2023, unrecognized compensation cost related to the earnout shares was approximately $15,874,000.

During the year ended December 31, 2023, the Company recorded the following share-based compensation expense, related to RSUs and earnout shares:

For the year ended December 31, 2023
Cost of sales	$20,106
General and administrative expenses	2,762,361
Transaction incurred in connection with the Business Combination	708,400
Research and development	579,263
Sales and marketing	2,636,289
$6,706,419